Mineral Property Interests (Details 1) - CAD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Nov. 23, 2022	Nov. 23, 2021	Dec. 31, 2020	Nov. 23, 2020	Dec. 31, 2019	Nov. 23, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payments CAD							$ 4,140
Exploration expenditures							801
Cash payments US							2,510
Annual payments							$ 35
Number of shares							1,550,000
New Polaris [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net profit interest reduction or buydown cash payments CAD							$ 0
Net profit interest reduction or buydown cash payments US							0
Net profit interest reduction or buydown annual payments							$ 0
Net profit interest reduction or buydown number of shares							150,000
Fondaway Canyon [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment for buyout of 3% net smelter return (1) cash payments CAD							$ 0
Advance royalty payment for buyout of 3% net smelter return (1) cash payments US							0
Advance royalty payment for buyout of 3% net smelter return (1) annual payments							$ 35
Advance royalty payment for buyout of 3% net smelter return (1) number of shares							0
Buyout provision for net smelter return of 2% (2) cash payments CAD							$ 0
Buyout provision for net smelter return of 2% (2) cash Payments US							2,000
Buyout provision for net smelter return of 2% (2) annual payments							$ 0
Buyout provision for net smelter return of 2% (2) number of shares							0
Windfall Hills [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Buyout provision for net smelter return of 2% (2) cash payments CAD							$ 1,000
Buyout provision for net smelter return of 2% (2) cash Payments US							0
Buyout provision for net smelter return of 2% (2) annual payments							$ 0
Buyout provision for net smelter return of 2% (2) number of shares							0
Reduction of net smelter return of 2% to 1% cash payments CAD							$ 0
Reduction of net smelter return of 2% to 1% cash payments US							500
Reduction of net smelter return of 2% to 1% annual payments							$ 0
Reduction of net smelter return of 2% to 1% number of shares							0
Princeton [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Buyout provision for net smelter return of 1% cash payments CAD							$ 1,000
Buyout provision for net smelter return of 1% cash payments US							0
Buyout provision for net smelter return of 1% annual payments							$ 0
Buyout provision for net smelter return of 1% number of shares							0
Reduction of net smelter return of 2% to 1% cash payments CAD							$ 1,000
Reduction of net smelter return of 2% to 1% cash payments US							0
Reduction of net smelter return of 2% to 1% annual payments							$ 0
Reduction of net smelter return of 2% to 1% number of shares							0
Exploration expenditures			$ 460		$ 340		$ 1
Hard Cash and Nigel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Buyout provision for net smelter return of 1% cash payments CAD	$ 50	$ 40		$ 30		$ 20
Buyout provision for net smelter return of 1% cash payments US	0	0		0		0
Buyout provision for net smelter return of 1% annual payments	$ 0	$ 0		$ 0		$ 0
Buyout provision for net smelter return of 1% number of shares	500,000	400,000		300,000		200,000
Reduction of net smelter return of 2% to 1% cash payments CAD							1,000
Reduction of net smelter return of 2% to 1% cash payments US							0
Reduction of net smelter return of 2% to 1% annual payments							$ 0
Reduction of net smelter return of 2% to 1% number of shares							0
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Success fee cash payments US							$ 10